Consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Subordinated units	Incentive distribution rights	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance as of beginning of the year at Dec. 31, 2015	[1]	$ 8,842	$ 507,433	$ 59,786	$ 2,117		$ 578,178	$ 199,154	$ 777,332
Balance as of beginning of the year (in units) at Dec. 31, 2015		645,811	21,822,358	9,822,358
Capital contributions								120,097	120,097
Profit attributable to GasLog's operations (Note 19)								22,439	22,439	[2]
Other comprehensive income attributable to GasLog's operations								2,527	2,527
Total comprehensive income attributable to GasLog's operations								24,966	24,966
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)		$ 1,094	$ 52,299				53,393		53,393
Number of units issued for net proceeds from public offerings of common units and issuances of general partner units (Note 5)		56,122	2,750,000
Cash distributions to GasLog in exchange for net assets contributions to the Partnership								(68,142)	(68,142)
Difference between net book values of acquired subsidiaries and considerations paid		$ (81)	$ (19)	$ (1,136)			(1,236)	1,236
Distributions declared (Note 5)		(1,312)	(44,353)	(18,780)	(1,132)		(65,577)		(65,577)
Share-based compensation, net of accrued dividend		7	162	69	103		341		341
Partnership's profit (Note 19)		1,545	49,886	21,049	4,790		77,270		77,270
Partnership's total comprehensive income		1,545	49,886	21,049	4,790		77,270		77,270
Balance as of end of the year at Dec. 31, 2016	[1]	$ 10,095	$ 565,408	$ 60,988	5,878		642,369	277,311	919,680
Balance as of end of the year (in units) at Dec. 31, 2016		701,933	24,572,358	9,822,358
Capital contributions								12,000	12,000
Profit attributable to GasLog's operations (Note 19)								40,628	40,628	[2]
Total comprehensive income attributable to GasLog's operations								40,628	40,628
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)		$ 2,902	$ 139,421				142,323		142,323
Number of units issued for net proceeds from public offerings of common units and issuances of general partner units (Note 5)		134,846	6,607,405
Net proceeds from public offering of preference units (Note 5)						$ 138,804	138,804		138,804
Number of units issued for net proceeds from public offering of preference units (Note 5)						5,750,000
Cash distributions to GasLog in exchange for net assets contributions to the Partnership								(192,168)	(192,168)
Difference between net book values of acquired subsidiaries and considerations paid		$ (1,295)	$ (6,167)	$ (10,321)			(17,783)	17,783
Distributions declared (Note 5)		(1,661)	(69,051)	(9,724)	(2,612)	$ (7,232)	(90,280)		(90,280)
Share-based compensation, net of accrued dividend		12	451	19	122		604		604
Conversion of subordinated units to common units (Note 5)			$ 46,047	$ (46,047)
Number of units issued for conversion of subordinated units to common units (Note 5)			9,822,358	(9,822,358)
Partnership's profit (Note 19)		1,728	$ 76,347	$ 5,085	3,208	7,749	94,117		94,117
Partnership's total comprehensive income		1,728	76,347	$ 5,085	3,208	7,749	94,117		94,117
Balance as of end of the year at Dec. 31, 2017	[1]	$ 11,781	$ 752,456		6,596	$ 139,321	910,154	155,554	1,065,708
Balance as of end of the year (in units) at Dec. 31, 2017		836,779	41,002,121			5,750,000
Profit attributable to GasLog's operations (Note 19)								12,916	12,916	[2]
Total comprehensive income attributable to GasLog's operations								12,916	12,916
Net proceeds from public offerings of common units and issuances of general partner units (Note 5)		$ 2,171	$ 60,013				62,184		62,184
Number of units issued for net proceeds from public offerings of common units and issuances of general partner units (Note 5)		90,753	2,553,899
Net proceeds from public offering of preference units (Note 5)						$ 207,501	207,501		207,501
Number of units issued for net proceeds from public offering of preference units (Note 5)						8,600,000
Settlement of awards vested during the year (Note 5)			33,998
Issuance of common units to GasLog in exchange for net assets contributions to the Partnership (Note 5)			$ 45,000				45,000	(45,000)
Number of common units issued to GasLog in exchange for net assets contributions to the Partnership			1,858,975
Cash distributions to GasLog in exchange for net assets contributions to the Partnership								(128,482)	(128,482)
Difference between net book values of acquired subsidiaries and considerations paid		$ (337)	$ (4,675)				(5,012)	$ 5,012
Distributions declared (Note 5)		(1,942)	(91,022)		(4,141)	$ (20,989)	(118,094)		(118,094)
Share-based compensation, net of accrued dividend		14	607		103		724		724
Modification of incentive distribution rights "IDRs" (Note 5)			(25,395)				(25,395)		(25,395)
Partnership's profit (Note 19)		1,602	75,879		2,618	22,498	102,597		102,597
Partnership's total comprehensive income		1,602	75,879		2,618	22,498	102,597		102,597
Balance as of end of the year at Dec. 31, 2018		$ 13,289	$ 812,863		$ 5,176	$ 348,331	$ 1,179,659		$ 1,179,659
Balance as of end of the year (in units) at Dec. 31, 2018		927,532	45,448,993			14,350,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).
[2]	Includes profits of: (i) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (ii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iii) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017, (iv) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017, (v) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018 and (vi) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.